PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2021
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	27,600,000	27,600,000
Purchase price, per unit	$ 10.10
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial Public Offering | Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	0.5
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1
Number of warrants in a unit		0.5
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,600,000	3,600,000
Purchase price, per unit	$ 10.00	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 1.00